Inventories	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Inventories
8.	Inventories

	As at September 30,
	2023	2022
	$	$

Raw materials	942,860	2,546,853
Finished goods	304,086	390,296
	1,246,946	2,937,149

Inventories recognized as an expense in cost of sales during the year amount to $7,521,845 ($5,241,718 in 2022). The Company recognized $2,299,866 of write-down in 2023 in the consolidated statement of loss ($19,859 in 2022 and a reversal of $17,115 in 2021).